CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Allowance for credit losses	¥ 159,596	$ 22,822	¥ 142,834
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	2,549,391	364,558	3,081,781
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	176,133	25,187	215,394
Variable Interest Entity Primary Beneficiary Aggregated Disclosure Non-recourse [Member]
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	287,680	41,138	370,798
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 987	$ 141	¥ 1,588
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	518,104,900	518,104,900	518,104,900
Ordinary shares, shares outstanding	511,244,362	511,244,362	499,357,794
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,040,686,985	1,040,686,985	1,016,429,335
Ordinary shares, shares outstanding	1,040,686,985	1,040,686,985	1,016,429,335